Cover	9 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	UWM Holdings Corp
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001783398